Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,520,000,000.00
Previously Paid Amount	555,852.50
Total Fee Amount	762,312.00
Total Offset Amount	0.00
Net Fee	$ 206,459.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A